LEASES - Schedule of Lease Costs (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Leases [Abstract]
Operating lease cost:	$ 1,525
Short-term lease cost:	198
Variable lease cost:	28
Net lease cost:	1,751
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases:	1,635
Supplemental cash flow information related to operating leases:
Adoption of "Leases (Topic 842)"	8,857
Right-of-use assets obtained in exchange for new operating lease liabilities:	9,070
Adjustment to right-of-use assets upon the resolution of contingent lease payments	$ 2,064
Weighted average discount rate operating lease	3.97%
Weighted average remaining operating lease term	7 years 4 months 2 days